UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: October 31, 2010*

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Emerging Markets Debt Fund

10/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10

Issuer	Shares/Par		Value ($)
Bonds – 87.9%
Foreign Bonds – 87.9%
Argentina – 5.5%
Provincia de Buenos Aires, 11.75%, 2015 (n)		$7,881,999	$8,000,216
Republic of Argentina, 8.75%, 2017		27,724,000	28,763,650
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038		108,177,000	49,545,066
Republic of Argentina, FRN, 0.677%, 2012		57,694,200	53,557,156
Republic of Argentina, FRN, 8.28%, 2033		37,961,490	36,006,473

			$175,872,561

Brazil – 9.7%
Banco BMG S.A., 8.875%, 2020 (n)		$7,653,000	$8,273,737
Banco BMG S.A., 8.875%, 2020		775,000	837,860
Banco Cruzeiro do Sul S.A., 8.875%, 2020 (n)		5,243,000	5,492,043
Banco do Brasil (Cayman Branch), 6%, 2020 (n)		5,410,000	6,079,488
Banco do Brasil S.A., 5.375%, 2021 (n)		15,575,000	15,711,281
Banco PanAmericano S.A., 5.5%, 2015		13,399,000	13,708,657
Banco PanAmericano S.A., 8.5%, 2020 (n)		5,903,000	6,463,785
Banco PanAmericano S.A., 8.5%, 2020		1,236,000	1,353,420
Banco Votorantim S.A., 7.375%, 2020 (n)		14,021,000	15,230,311
Banco Votorantim S.A., 7.375%, 2020		1,588,000	1,724,965
BFF International Ltd., 7.25%, 2020		781,000	846,409
BFF International Ltd., 7.25%, 2020 (n)		3,772,000	4,087,905
BNDES Participacoes S.A., 6.5%, 2019 (n)		3,974,000	4,585,003
BNDES Participacoes S.A., 5.5%, 2020 (n)		4,493,000	4,852,440
BNDES Participacoes S.A., 5.5%, 2020		1,438,000	1,553,040
Braskem S.A., 7%, 2020 (n)		6,873,000	7,381,602
CCL Finance Ltd., 9.5%, 2014 (n)		6,812,000	7,944,495
CCL Finance Ltd., 9.5%, 2014		4,417,000	5,151,326
Cosan Finance Ltd., 7%, 2017		8,023,000	8,634,754
Dasa Finance Corp., 8.75%, 2018		4,589,000	5,162,625
ELETROBRAS S.A., 6.875%, 2019		2,498,000	2,972,620
Federative Republic of Brazil, 6%, 2017		6,184,000	7,300,212
Federative Republic of Brazil, 5.875%, 2019		2,500,000	2,967,500
Federative Republic of Brazil, 4.875%, 2021		33,729,000	37,405,461
Federative Republic of Brazil, 8.875%, 2024		3,823,000	5,638,925
Federative Republic of Brazil, 8.25%, 2034		15,526,000	22,706,775
Globo Communicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)		6,147,000	6,331,410
Globo Comunicacoes e Participacoes S.A., 6.25%, 2049		9,239,000	9,516,170
GOL Linhas Aereas Inteligentes S.A., 9.25%, 2020 (n)		6,150,000	6,457,500
Net Servicos de Comunicacao S.A., 7.5%, 2020		2,350,000	2,723,063
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)		6,567,000	7,609,511
Odebrecht Finance Ltd., 7%, 2020 (n)		2,363,000	2,593,393
Petrobras International Finance Co., 7.875%, 2019		20,759,000	26,236,947
Petrobras International Finance Co., 5.75%, 2020		3,330,000	3,725,085
Rearden G Holdings Eins GmbH, 7.875%, 2020		1,860,000	2,015,775
Rearden G Holdings Eins GmbH, 7.875%, 2020 (n)		2,627,000	2,847,011
Suzano Trading Ltd., 5.875%, 2021 (n)		6,625,000	6,658,125
Telemar Norte Leste S.A., 5.5%, 2020 (z)		6,339,000	6,378,619
Vale Overseas Ltd., 4.625%, 2020		8,132,000	8,419,092
Vale Overseas Ltd., 6.875%, 2039		13,147,000	15,085,091

			$310,663,431

Chile – 2.6%
Banco del Estado de Chile, 4.125%, 2020 (z)		$9,346,000	$9,399,924
Banco Santander Chile, 6.5%, 2020 (n)	CLP	1,542,500,000	3,125,550
Colbun S.A., 6%, 2020 (n)		$9,568,000	10,352,040

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Foreign Bonds – continued
Chile – continued
Colbun S.A., 6%, 2020		$1,450,000	$1,568,819
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (z)		13,736,000	13,613,338
Corporacion Nacional del Cobre de Chile, 6.15%, 2036		3,032,000	3,445,989
Empresa Nacional del Petroleo, 6.25%, 2019		5,642,000	6,304,202
Empresa Nacional del Petroleo, 5.25%, 2020 (n)		15,197,000	16,034,780
Enersis S.A., 7.4%, 2016		3,544,000	4,158,643
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016		4,732,000	5,315,418
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		9,697,000	10,311,547
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020		964,000	1,025,094

			$84,655,344

China – 1.4%
Citic Resources Holdings Ltd., 6.75%, 2014		$20,147,000	$21,229,901
Country Garden Holdings Co., 11.25%, 2017		2,797,000	3,007,055
Country Garden Holdings Co. Ltd., 11.25%, 2017 (n)		4,199,000	4,514,345
Lumena Resources Corp., 12%, 2014		2,350,000	2,211,938
Lumena Resources Corp., 12%, 2014 (n)		4,908,000	4,619,655
Sino-Forest Corp., 10.25%, 2014		2,491,000	2,855,309
Sino-Forest Corp., 6.25%, 2017 (z)		7,309,000	7,336,409

			$45,774,612

Colombia – 2.3%
Ecopetrol S.A., 7.625%, 2019		$12,617,000	$15,518,910
Pacific Rubiales Energy Corp., 8.75%, 2016		1,614,000	1,829,873
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)		5,329,000	6,041,754
Republic of Colombia, 7.375%, 2019		7,300,000	9,325,750
Republic of Colombia, 7.75%, 2021	COP	8,245,000,000	5,444,578
Republic of Colombia, 8.125%, 2024		$5,525,000	7,541,625
Republic of Colombia, 7.375%, 2037		11,221,000	14,980,035
Republic of Colombia, FRN, 2.176%, 2015		12,070,000	12,371,750

			$73,054,275

Croatia – 0.9%
Republic of Croatia, 6.75%, 2019		$2,156,000	$2,465,567
Republic of Croatia, 6.75%, 2019 (n)		3,394,000	3,881,324
Republic of Croatia, 6.625%, 2020		1,200,000	1,358,154
Republic of Croatia, 6.625%, 2020 (n)		17,549,000	19,861,870

			$27,566,915

Dominican Republic – 0.6%
Dominican Republic, 7.5%, 2021 (n)		$10,122,000	$11,589,690
Dominican Republic, 7.5%, 2021		2,004,000	2,294,580
Dominican Republic, 8.625%, 2027		4,664,000	5,602,630

			$19,486,900

El Salvador – 0.6%
Republic of El Salvador, 7.375%, 2019 (n)		$3,666,000	$4,211,318
Republic of El Salvador, 7.375%, 2019		200,000	229,750
Republic of El Salvador, 7.75%, 2023		5,463,000	6,364,395
Republic of El Salvador, 8.25%, 2032		1,833,000	2,174,396
Telemovil Finance Co. Ltd., 8%, 2017 (n)		5,913,000	6,143,016

			$19,122,875

Hong Kong – 0.4%
Bank of China (Hong Kong), 5.55%, 2020		$1,380,000	$1,459,368
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)		11,792,000	12,470,193

			$13,929,561

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
India – 0.3%
State Bank of India, 4.5%, 2015 (n)	$7,966,000	$8,320,481

Indonesia – 4.5%
Berau Capital Resources, 12.5%, 2015 (n)	$5,441,000	$6,263,951
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	10,237,000	10,680,569
Indosat Palapa Co. B.V., 7.375%, 2020 (n)	4,531,000	5,125,694
Majapahit Holding B.V., 7.75%, 2016	2,995,000	3,549,075
Majapahit Holding B.V., 8%, 2019 (n)	5,315,000	6,597,244
Majapahit Holding B.V., 8%, 2019	8,880,000	11,022,300
Majapahit Holding B.V., 7.75%, 2020	3,720,000	4,557,000
Majapahit Holding B.V., 7.75%, 2020 (n)	13,548,000	16,596,300
PT Bakrie Telecom Tbk., 11.5%, 2015	600,000	655,500
PT Bakrie Telecom Tbk., 11.5%, 2015 (n)	2,988,000	3,264,390
Republic of Indonesia, 6.875%, 2018 (n)	1,458,000	1,758,785
Republic of Indonesia, 6.875%, 2018	14,084,000	16,989,529
Republic of Indonesia, 11.625%, 2019 (n)	5,599,000	8,678,450
Republic of Indonesia, 11.625%, 2019	4,516,000	6,999,800
Republic of Indonesia, 5.875%, 2020 (n)	6,745,000	7,824,200
Republic of Indonesia, 5.875%, 2020	7,374,000	8,553,840
Republic of Indonesia, 8.5%, 2035	7,051,000	10,206,323
Republic of Indonesia, 7.75%, 2038	11,130,000	14,969,850

		$144,292,800

Jamaica – 0.4%
Digicel Group Ltd., 12%, 2014 (n)	$1,815,000	$2,125,819
Digicel Group Ltd., 8.875%, 2015	3,147,000	3,194,205
Digicel Group Ltd., 10.5%, 2018 (n)	7,850,000	8,644,813

		$13,964,837

Kazakhstan – 2.3%
BTA Bank JSC, 10.75%, 2018 (z)	$882,316	$990,400
BTA Bank JSC, 7.2%, 2025 (z)	199,918	157,435
Kazakhstan Temir Zholy Finance B.V., 6.375%, 2020 (n)	6,717,000	7,019,265
Kazatomprom, 6.25%, 2015 (n)	15,262,000	16,654,658
Kazatomprom, 6.25%, 2015	650,000	709,313
KazMunaiGaz Finance B.V., 8.375%, 2013	4,285,000	4,697,431
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	2,161,000	2,368,996
KazMunaiGaz Finance B.V., 11.75%, 2015	15,204,000	18,871,965
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	10,000,000	12,412,500
Zhaikmunai Finance B.V., 10.5%, 2015 (z)	11,173,000	11,019,371

		$74,901,334

Malaysia – 1.2%
Petronas Capital Ltd., 5.25%, 2019 (n)	$7,675,000	$8,489,924
Petronas Capital Ltd., 5.25%, 2019	27,268,000	30,163,289

		$38,653,213

Mexico – 8.8%
Alestra S.A. de R.L. de C.V., 11.75%, 2014	$3,281,000	$3,769,049
Axtel S.A.B. de C.V., 9%, 2019	1,654,000	1,527,883
Axtel S.A.B. de C.V., 9%, 2019 (n)	2,913,000	2,690,884
BBVA Bancomer S.A. Texas, 7.25%, 2020	1,400,000	1,556,639
CEMEX Finance LLC, 9.5%, 2016 (n)	4,307,000	4,350,070
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	1,724,000	1,945,965
Corporacion GEO S.A.B. de C.V., 9.25%, 2020 (n)	9,180,000	10,591,425
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (n)	7,040,000	7,827,670

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Foreign Bonds – continued
Mexico – continued
Pemex Project Funding Master Trust, 5.75%, 2018		$30,526,000	$34,271,327
Pemex Project Funding Master Trust, 6.625%, 2035		31,176,000	34,579,422
Pemex Project Funding Master Trust, 6.625%, 2038		7,051,000	7,860,180
Petroleos Mexicanos, 6%, 2020		22,405,000	25,295,245
Petroleos Mexicanos, 5.5%, 2021		26,336,000	28,632,499
Petroleos Mexicanos, 8.5%, 2029	MXN	78,800,000	7,516,274
United Mexican States, 5.95%, 2019		$17,174,000	20,359,777
United Mexican States, 5.125%, 2020		47,067,000	52,832,708
United Mexican States, 6.05%, 2040		7,456,000	8,574,400
United Mexican States, 5.75%, 2110		26,593,000	26,416,393
Urbi Desarrollos Urbanos S.A. de C.V., 9.5%, 2020 (n)		2,984,000	3,476,360

			$284,074,170

Panama – 1.8%
Panama Canal Railway Co., 7%, 2026		$6,346,974	$5,482,199
Panama Canal Railway Co., 7%, 2026 (n)		1,915,314	1,654,352
Republic of Panama, 8.875%, 2027		12,683,000	18,929,378
Republic of Panama, 9.375%, 2029		13,955,000	21,420,925
Republic of Panama, 6.7%, 2036		6,893,000	8,661,055

			$56,147,909

Peru – 2.2%
Banco Continental, 7.375%, 2040 (z)		$2,507,000	$2,644,885
Banco Credito del Peru, 5.375%, 2020 (n)		4,558,000	4,660,555
Banco Internacional del Peru, 5.75%, 2020 (z)		11,641,000	11,699,205
Corporacion Pesquera Inca S.A.C., 9%, 2017 (n)		2,789,000	2,938,909
Corporacion Pesquera Inca S.A.C., 9%, 2017		850,000	895,688
IIRSA Norte Finance Ltd., 8.75%, 2024		3,889,230	4,560,122
IIRSA Norte Finance Ltd., 8.75%, 2024 (n)		585,802	686,853
Republic of Peru, 7.35%, 2025		16,019,000	21,265,223
Southern Copper Corp., 5.375%, 2020		5,747,000	6,096,946
Southern Copper Corp., 7.5%, 2035		12,388,000	14,259,319

			$69,707,705

Philippines – 4.5%
National Power Corp., 6.875%, 2016 (n)		$477,000	$557,494
National Power Corp., 8.4%, 2016		786,000	936,323
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024 (n)		3,247,000	4,026,280
Republic of Philippines, 9.375%, 2017		10,715,000	14,411,675
Republic of Philippines, 6.5%, 2020		15,587,000	18,723,104
Republic of Philippines, 7.5%, 2024		13,899,000	18,068,700
Republic of Philippines, 6.375%, 2032		20,323,000	23,523,873
Republic of Philippines, 6.375%, 2034		54,123,000	62,647,373

			$142,894,822

Poland – 0.2%
CEDC Finance Corp. International, Inc., 9.125%, 2016		$571,000	$616,680
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		6,669,000	7,202,520

			$7,819,200

Qatar – 1.8%
Qatari Diar Finance Q.S.C., 5%, 2020 (n)		$12,571,000	$13,157,274
Qtel International Finance Ltd., 3.375%, 2016 (z)		6,875,000	6,850,326
Qtel International Finance Ltd., 7.875%, 2019		3,694,000	4,538,186
Qtel International Finance Ltd., 4.75%, 2021 (z)		11,738,000	11,620,526

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Qatar – continued
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019	$4,000,000	$4,779,584
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	5,713,000	6,826,441
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020	7,923,996	8,597,536

		$56,369,873

Russia – 12.3%
Alfa Bank, 7.875%, 2017 (n)	$8,214,000	$8,296,961
ALROSA Finance S.A., 7.75%, 2020 (z)	7,700,000	7,724,486
Gaz Capital S.A., 8.125%, 2014	45,475,000	51,670,969
Gaz Capital S.A., 8.125%, 2014 (n)	2,430,000	2,761,088
Gaz Capital S.A., 8.146%, 2018	9,436,000	10,910,375
LUKOIL International Finance B.V., 6.125%, 2020 (z)	7,502,000	7,433,057
MTS International Funding Ltd., 8.625%, 2020 (n)	7,475,000	8,680,344
OJSC Russian Agricultural Bank, 7.75%, 2018	2,831,000	3,199,030
Russian Federation, 5%, 2020 (n)	31,800,000	33,103,800
Russian Federation, 5%, 2020	21,500,000	22,381,500
Russian Federation, 7.5%, 2030	133,334,221	159,334,394
Sberbank (SB Capital S.A.), 5.499%, 2015	9,300,000	9,590,625
SCF Capital Ltd., 5.375%, 2017 (z)	14,258,000	13,986,935
Steel Capital S.A., 6.7%, 2017 (z)	5,914,000	5,877,501
VEB Finance Ltd., 6.902%, 2020 (n)	27,596,000	29,500,124
VEB Finance Ltd., 6.902%, 2020	1,834,000	1,960,546
VTB Capital S.A., 6.465%, 2015	1,737,000	1,797,795
VTB Capital S.A., 6.465%, 2015 (n)	7,370,000	7,627,950
VTB Capital S.A., 6.551%, 2020 (z)	10,348,000	10,453,550

		$396,291,030

Serbia – 0.3%
Republic of Serbia, 6.75%, 2024	$10,731,934	$10,624,614

Singapore – 0.1%
DBS Capital Funding Corp., 7.675% to 2011, FRN to 2049	$2,157,000	$2,183,921

South Africa – 1.9%
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (z)	$13,073,000	$12,831,620
Myriad International Holdings B.V., 6.375%, 2017 (n)	13,572,000	14,270,958
Republic of South Africa, 6.875%, 2019	5,145,000	6,360,506
Republic of South Africa, 5.5%, 2020	23,528,000	26,645,460

		$60,108,544

South Korea – 0.4%
Export-Import Bank of Korea, 4%, 2021	$6,252,000	$6,120,964
Hyundai Capital America, 3.75%, 2016 (n)	6,707,000	6,831,603

		$12,952,567

Sri Lanka – 0.2%
Republic of Sri Lanka, 6.25%, 2020 (n)	$7,301,000	$7,583,914

Supranational – 0.1%
Eurasian Development Bank, 7.375%, 2014	$2,270,000	$2,508,350
Eurasian Development Bank, 7.375%, 2014 (n)	1,405,000	1,552,525

		$4,060,875

Thailand – 0.3%
Bangkok Bank (Hong Kong), 4.8%, 2020 (z)	$10,405,000	$10,288,048

Trinidad & Tobago – 0.9%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019	$9,441,000	$11,768,207
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	7,374,000	9,191,691

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Foreign Bonds – continued
Trinidad & Tobago – continued
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022		$8,337,000	$8,639,216

			$29,599,114

Turkey – 8.1%
Akbank T.A.S., 5.125%, 2015		$5,985,000	$6,074,775
Republic of Turkey, 7.25%, 2015		3,895,000	4,625,313
Republic of Turkey, 7.5%, 2017		7,142,000	8,882,863
Republic of Turkey, 6.75%, 2018		3,859,000	4,669,390
Republic of Turkey, 7%, 2019		21,683,000	26,534,571
Republic of Turkey, 7.5%, 2019		35,369,000	44,741,785
Republic of Turkey, 7%, 2020		25,197,000	31,244,280
Republic of Turkey, 5.625%, 2021		54,107,000	60,464,573
Republic of Turkey, 7.375%, 2025		32,953,000	41,932,693
Republic of Turkey, 11.875%, 2030		8,219,000	14,845,569
Republic of Turkey, 8%, 2034		11,597,000	15,597,965

			$259,613,777

Ukraine – 2.1%
Biz Finance PLC, 8.375%, 2015		$10,337,000	$10,608,346
Financing of Ukraine Infrastructure, 8.375%, 2017		9,419,000	9,555,387
Government of Ukraine, 6.875%, 2015 (n)		12,359,000	12,402,257
Government of Ukraine, 7.75%, 2020 (n)		10,232,000	10,334,320
Naftogaz Ukraine, 9.5%, 2014		21,612,000	23,340,960

			$66,241,270

United Arab Emirates – 1.0%
Dubai Electricity & Water Authority, 6.375%, 2016 (z)		$15,776,000	$15,627,169
Dubai Electricity & Water Authority, 7.375%, 2020 (z)		15,806,000	15,544,774

			$31,171,943

Uruguay – 1.8%
Republic of Uruguay, 8%, 2022		$32,905,728	$44,258,204
Republic of Uruguay, 7.625%, 2036		11,043,000	14,631,975

			$58,890,179

Venezuela – 5.2%
Petroleos de Venezuela S.A., 5.25%, 2017		$7,540,200	$4,448,718
Republic of Venezuela, 5.75%, 2016		28,316,000	20,175,150
Republic of Venezuela, 7%, 2018		24,323,000	16,418,025
Republic of Venezuela, 7.75%, 2019		67,576,000	45,850,316
Republic of Venezuela, 9%, 2023		15,443,000	10,601,620
Republic of Venezuela, 8.25%, 2024		29,819,000	19,307,803
Republic of Venezuela, 7.65%, 2025		27,828,000	16,919,424
Republic of Venezuela, 9.25%, 2027		45,418,000	33,155,140

			$166,876,196

Vietnam – 1.2%
Republic of Vietnam, 6.875%, 2016		$10,124,000	$11,486,265
Republic of Vietnam, 6.75%, 2020 (n)		7,719,000	8,761,065
Republic of Vietnam, 6.75%, 2020		15,189,000	17,239,515

			$37,486,845

Total Bonds			$2,821,245,655

Issuer/Expiration Date/Strike Price	Par Amount
Put Options Purchased – 0.0%
BRL Currency - November 2010 @ $0.58	BRL	54,164,013	$277,753

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer/Expiration Date/Strike Price	Par Amount		Value ($)
Put Options Purchased – continued
ZAR Currency - November 2010 @ $0.14	ZAR	223,668,285	$281,151

Total Put Options Purchased			$558,904

Call Options Purchased – 0.0%
CLP Currency - November 2010 @ $0.0021	CLP	10,848,000,000	$10,848

Issuer	Shares/Par
Money Market Funds (v) – 10.7%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value		343,737,617	$343,737,617

Total Investments			$3,165,553,024

Other Assets, Less Liabilities – 1.4%			45,087,415

Net Assets – 100.0%			$3,210,640,439

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $606,074,029, representing 18.9% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ALROSA Finance S.A., 7.75%, 2020	10/28/10	$7,700,000	$7,724,486
BTA Bank JSC, 10.75%, 2018	6/17/10	958,257	990,400
BTA Bank JSC, 7.2%, 2025	6/17/10	146,219	157,435
Banco Continental, 7.375%, 2040	9/30/10	2,507,000	2,644,885
Banco Internacional del Peru, 5.75%, 2020	9/30/10	11,620,155	11,699,205
Banco del Estado de Chile, 4.125%, 2020	9/30/10 - 10/18/10	9,277,976	9,399,924
Bangkok Bank (Hong Kong), 4.8%, 2020	10/13/10	10,361,017	10,288,048
Corporacion Nacional del Cobre de Chile, 3.75%, 2020	10/28/10	13,494,109	13,613,338
Dubai Electricity & Water Authority, 6.375%, 2016	10/14/10	15,776,000	15,627,169
Dubai Electricity & Water Authority, 7.375%, 2020	10/14/10	15,806,000	15,544,774
Gold Fields Orogen Holdings Ltd., 4.875%, 2020	9/30/10 - 10/22/10	12,980,470	12,831,620
LUKOIL International Finance B.V., 6.125%, 2020	10/29/10	7,433,057	7,433,057
Qtel International Finance Ltd., 3.375%, 2016	10/06/10	6,823,345	6,850,326
Qtel International Finance Ltd., 4.75%, 2021	10/06/10 - 10/27/10	11,641,044	11,620,526
SCF Capital Ltd., 5.375%, 2017	10/20/10	14,258,000	13,986,935
Sino-Forest Corp., 6.25%, 2017	10/14/10 - 10/25/10	7,332,993	7,336,409
Steel Capital S.A., 6.7%, 2017	10/14/10 - 10/25/10	5,914,000	5,877,501
Telemar Norte Leste S.A., 5.5%, 2020	4/16/09 - 9/22/10	5,667,760	6,378,619
VTB Capital S.A., 6.551%, 2020	10/06/10 - 10/13/10	10,357,348	10,453,550
Zhaikmunai Finance B.V., 10.5%, 2015	10/12/10 - 10/22/10	11,175,247	11,019,371

Total Restricted Securities			$181,477,578
% of Net Assets			5.7%

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 10/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of October 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$2,291,624,609	$—	$2,291,624,609
Foreign Bonds	—	529,621,045	—	529,621,045
Purchased Currency Options	—	569,752	—	569,752
Mutual Funds	343,737,617	—	—	343,737,617

Total Investments	$343,737,617	$2,821,815,407	$—	$3,165,553,024

Other Financial Instruments
Futures	$(1,288,264)	$—	$—	$(1,288,264)
Swaps	—	98,615	—	98,615
Forward Currency Contracts	—	(1,499,134)	—	(1,499,134)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 10/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,940,872,691

Gross unrealized appreciation	$228,477,473
Gross unrealized depreciation	(3,797,140)

Net unrealized appreciation (depreciation)	$224,680,333

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 10/31/10

Forward Foreign Currency Exchange Contracts at 10/31/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	HSBC Bank	5,571,512	12/22/10	$3,298,705	$3,245,890	$52,815
SELL	BRL	Credit Suisse Group	8,583,000	12/22/10	5,075,695	5,000,343	75,352
SELL	CLP	HSBC Bank	1,503,745,000	11/10/10	3,093,044	3,072,478	20,566
BUY	CLP	HSBC Bank	2,829,608,000	11/10/10	5,679,093	5,781,504	102,411
BUY	CNY	JPMorgan Chase Bank N.A.	3,144,000	4/18/11	474,924	475,571	647
BUY	CNY	HSBC Bank	85,845,000	11/30/10	12,866,457	12,875,347	8,890
SELL	COP	HSBC Bank	8,503,515,232	11/04/10	4,627,763	4,623,188	4,575
SELL	IDR	JPMorgan Chase Bank N.A.	58,490,851,000	12/20/10	6,525,812	6,496,367	29,445
BUY	IDR	Merrill Lynch International Bank	44,102,359,000	3/10/11	4,579,684	4,835,311	255,627
BUY	INR	JPMorgan Chase Bank N.A.	423,526,000	11/29/10 - 11/30/10	9,449,718	9,475,526	25,808
BUY	KRW	Barclays Bank PLC	17,299,369,000	12/06/10	15,314,477	15,350,950	36,473
BUY	MXN	Barclays Bank PLC	15,569,000	11/05/10	1,224,796	1,260,685	35,889
BUY	MXN	Deutsche Bank AG	114,264,000	12/08/10	9,105,790	9,232,011	126,221
BUY	MXN	Goldman Sachs International	89,731,000	11/03/10	7,079,589	7,266,845	187,256
BUY	MXN	UBS AG	76,436,000	11/05/10	6,000,440	6,189,334	188,894
BUY	MXN	HSBC Bank	125,447,000	11/03/10 - 12/08/10	9,830,259	10,155,548	325,289
BUY	MXN	JPMorgan Chase Bank N.A.	209,563,410	11/05/10	16,446,792	16,969,201	522,409
BUY	PHP	JPMorgan Chase Bank N.A.	490,911,000	11/22/10 - 1/26/11	11,313,468	11,369,284	55,816
BUY	PHP	Barclays Bank PLC	486,593,000	11/08/10 - 1/26/11	11,198,918	11,291,979	93,061
BUY	PHP	Deutsche Bank AG	327,198,516	1/13/11	7,454,967	7,568,854	113,887
BUY	PHP	HSBC Bank	309,317,400	1/13/11	7,041,143	7,155,223	114,080
BUY	SGD	JPMorgan Chase Bank N.A.	7,127,000	1/12/11	5,499,505	5,506,822	7,317
BUY	SGD	Deutsche Bank AG	5,223,000	1/12/11	4,011,459	4,035,657	24,198
BUY	TRY	Barclays Bank PLC	903,000	11/22/10	599,721	627,279	27,558
BUY	TRY	Credit Suisse Group	7,603,000	11/22/10	5,049,479	5,281,508	232,029
BUY	TRY	HSBC Bank	16,032,000	11/22/10	10,592,138	11,136,806	544,668
BUY	TRY	JPMorgan Chase Bank N.A.	43,910,000	11/22/10 - 11/30/10	29,152,160	30,485,689	1,333,529
BUY	TWD	JPMorgan Chase Bank N.A.	99,645,000	12/01/10	3,211,247	3,255,731	44,484
BUY	TWD	Merrill Lynch International Bank	99,644,000	12/01/10	3,209,147	3,255,698	46,551
BUY	TWD	Barclays Bank PLC	308,072,425	11/29/10 - 12/01/10	9,900,036	10,065,680	165,644
BUY	TWD	Deutsche Bank AG	335,657,000	11/29/10 - 12/01/10	10,720,988	10,966,752	245,764
BUY	ZAR	Barclays Bank PLC	2,796,000	11/19/10	394,470	398,090	3,620
BUY	ZAR	Deutsche Bank AG	19,362,000	11/19/10	2,731,081	2,756,733	25,652

							$5,076,425

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 10/31/10 - continued

(3) Derivative Contracts at 10/31/10 - continued

Forward Foreign Currency Exchange Contracts at 10/31/10 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	BRL	JPMorgan Chase Bank N.A.	14,138,000	11/16/10	$8,355,792	$8,292,074	$(63,718)
BUY	CNY	HSBC Bank	120,791,000	11/30/10 - 12/15/10	18,264,995	18,127,520	(137,475)
SELL	COP	HSBC Bank	1,063,347,000	11/04/10	577,028	578,120	(1,092)
SELL	IDR	Barclays Bank PLC	102,593,210,000	11/03/10 - 3/10/11	10,989,986	11,378,705	(388,719)
BUY	IDR	Barclays Bank PLC	109,088,453,000	1/10/11	12,181,848	12,077,171	(104,677)
BUY	IDR	JPMorgan Chase Bank N.A.	88,827,675,000	11/03/10 - 1/14/11	9,952,679	9,912,677	(40,002)
BUY	IDR	Deutsche Bank AG	14,544,000,000	12/20/10	1,633,515	1,615,349	(18,166)
BUY	IDR	Credit Suisse Group	13,695,000,000	12/20/10	1,537,382	1,521,054	(16,328)
BUY	IDR	HSBC Bank	8,698,476,000	12/20/10	979,007	966,108	(12,899)
BUY	KRW	JPMorgan Chase Bank N.A.	13,303,843,000	11/22/10 - 1/27/11	11,829,329	11,790,301	(39,028)
BUY	KRW	Merrill Lynch International Bank	6,687,498,000	1/12/11	5,952,379	5,926,224	(26,155)
BUY	KRW	Westpac Bank	2,944,374,000	11/22/10	2,623,985	2,614,317	(9,668)
SELL	MXN	JPMorgan Chase Bank N.A.	374,601,110	11/05/10 - 12/08/10	29,022,581	30,311,519	(1,288,938)
SELL	MXN	HSBC Bank	110,066,000	11/05/10	8,312,765	8,912,491	(599,726)
SELL	MXN	Goldman Sachs International	131,166,000	11/03/10 - 11/05/10	10,194,846	10,622,255	(427,409)
SELL	MXN	Deutsche Bank AG	6,039,459	11/05/10	480,218	489,040	(8,822)
BUY	MXN	Deutsche Bank AG	51,609,000	11/05/10	4,182,931	4,178,990	(3,941)
BUY	MYR	JPMorgan Chase Bank N.A.	23,616,000	12/20/10	7,630,372	7,565,669	(64,703)
SELL	MYR	JPMorgan Chase Bank N.A.	23,606,000	11/22/10	7,563,602	7,576,630	(13,028)
SELL	PHP	Barclays Bank PLC	315,194,280	11/08/10	7,208,065	7,324,549	(116,484)
SELL	TRY	HSBC Bank	63,226,000	11/22/10	41,010,343	43,920,639	(2,910,296)
BUY	TRY	HSBC Bank	13,748,207	11/22/10	9,666,859	9,550,344	(116,515)
BUY	TRY	JPMorgan Chase Bank N.A.	13,748,207	11/22/10	9,653,962	9,550,344	(103,618)
BUY	TRY	Credit Suisse Group	12,216,000	11/22/10	8,550,131	8,485,979	(64,152)

							$(6,575,559)

Futures Contracts Outstanding at 10/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	244	$53,676,188	December - 2010	$(286,792)
U.S. Treasury Note 10 yr (Long)	USD	1,488	187,906,500	December - 2010	(317,887)
U.S. Treasury Bond 30 yr (Long)	USD	185	24,223,438	December - 2010	(683,585)

					$(1,288,264)

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 10/31/10 - continued

(3) Derivative Contracts at 10/31/10 - continued

Swap Agreements at 10/31/10

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
1/03/11	BRL	35,000,000	JPMorgan Chase Bank	10.33% (fixed rate)	CDI (floating rate)	$75,690
1/03/11	BRL	2,000,000	JPMorgan Chase Bank	10.25% (fixed rate)	CDI (floating rate)	2,730
1/03/11	BRL	2,000,000	JPMorgan Chase Bank	10.45% (fixed rate)	CDI (floating rate)	3,726
1/03/11	BRL	3,000,000	JPMorgan Chase Bank	10.55% (fixed rate)	CDI (floating rate)	3,612
1/03/11	BRL	8,930,000	JPMorgan Chase Bank	10.68% (fixed rate)	CDI (floating rate)	12,857

						$98,615

At October 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	345,957,595	373,329,633	(375,549,611)	343,737,617

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$251,630	$343,737,617

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2010, are as follows:

Russia	12.5%
Brazil	10.7%
United States	9.8%
Mexico	9.0%
Turkey	8.2%
Argentina	5.6%
Venezuela	5.3%
Indonesia	4.6%
Philippines	4.5%
Other Countries	29.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: December 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: December 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2010

*	Print name and title of each signing officer under his or her signature.